PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment - Manufacturer [Member] - Later than one year and not later than six years [Member]	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	72
Airbus S.A.S [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	70
A350 Family [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	70
The Boeing Company [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	2
Boeing 787-9 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	2